Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Dec. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends on common stock					$ 94.0	$ 53.9	$ 55.1
Dividends per share paid					$ 0.10	$ 0.07
Purchase of treasury shares (in shares)	600,000	400,000	200,000	400	3,200,000	6,600,000
Percentage of ownership interests after transaction				54.08%
Percentage of ownership interests				53.00%